Commitments and Contingencies - Narrative (Details) - USD ($)	Dec. 12, 2014	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Unfunded mortgage loan and unsettled private placement securities commitments		$ 65,900,000	$ 53,200,000
Line of credit | Surplus Note
Debt Instrument [Line Items]
Debt instrument term	25 years
Initial principal balance	$ 0
Maximum borrowing capacity		100,700,000
Borrowings since inception		$ 0